Borrowings (Details 3) In Millions, unless otherwise specified	Dec. 31, 2013 Short-term financing USD ($)	Dec. 31, 2013 Short-term financing CNY	Dec. 31, 2013 Long-term financing USD ($)	Dec. 31, 2013 Long-term financing CNY
Borrowings
Unused lines of credit	$ 907	5,491	$ 335	2,027